Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Provisions

	2020	2019
Labor and social security	100,076	118,602
Environmental restoration	290,096	533,434
Civil and other	97,294	106,907

Total	487,466	758,943

Summary of Changes in Provisions
Changes in provisio
n
s are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2019	100,125	389,788	122,949	612,862
Increases (*)	44,143	215,168	11,903	271,214
Decreases (**)	(25,666)	(71,522)	(27,945)	(125,133)

Balance as of December 31, 2019	118,602	533,434	106,907	758,943
Increases / Recoveries (*) (***)	(12,634)	(219,577)	7,619	(224,592)
Decreases (**)	(5,892)	(23,761)	(17,232)	(46,885)

Balance as of December 31, 2020	100,076	290,096	97,294	487,466

(*)	Includes the inflation adjustment effect.
(**)	Includes allocation of provisions for specific purposes.
(***)
The recovery of the environmental provision is connected to changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2020, the effect of which has been deducted from the cost of the relevant assets.